MANAGER AND FOUNDER
        AQUILA MANAGEMENT CORPORATION
        380 Madison Avenue, Suite 2300
        New York, New York 10017

INVESTMENT SUB-ADVISER
        BANC ONE INVESTMENT ADVISORS CORPORATION
        Bank One Center
        241 North Central Avenue
        Phoenix, Arizona 85004

BOARD OF TRUSTEES
        Lacy B. Herrmann, Chairman
        Arthur K. Carlson
        Thomas W. Courtney
        William L. Ensign
        Diana P. Herrmann
        John C. Lucking
        Anne J. Mills

OFFICERS
        Diana P. Herrmann, President
        Susan A. Cook, Senior Vice President
        Kimball L. Young, Senior Vice President
        Rose F. Marotta, Chief Financial Officer
        Richard F. West, Treasurer
        Edward M.W. Hines, Secretary

DISTRIBUTOR
        AQUILA DISTRIBUTORS, INC.
        380 Madison Avenue, Suite 2300
        New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
        PFPC INC.
        400 Bellevue Parkway
        Wilmington, Delaware 19809

CUSTODIAN
        BANK ONE TRUST COMPANY, N.A.
        100 East Broad Street
        Columbus, Ohio 43271

INDEPENDENT AUDITORS
        KPMG LLP
        345 Park Avenue
        New York, New York 10154


Further information is contained in the Prospectus, which must precede or accompany this report.


SEMI-ANNUAL
REPORT

DECEMBER 31, 1998


A TAX-FREE INCOME INVESTMENT


[Graphic of Logo:  Eagle sitting on top of flag above the words
'TAX-FREE
TRUST OF ARIZONA']


[Graphic of the logo for Aquila Group of Funds: an eagle's head facing left]

ONE OF THE
AQUILAsm GROUP OF FUNDS

[Graphic of Logo:  Eagle sitting on top of flag above the words
'TAX-FREE
TRUST OF ARIZONA']


SERVING ARIZONA INVESTORS FOR OVER A DECADE

TAX-FREE TRUST OF ARIZONA

SEMI-ANNUAL REPORT

"THE BEST THINGS IN LIFE CAN BE TAX-FREE"

February 17, 1999

Dear Fellow Shareholder:

            When you compare TAX-FREE municipal bonds with similar maturity high quality taxable U.S. Treasuries, we think it is fair to say, "THE BEST THINGS IN LIFE CAN BE TAX-FREE."

            You may well come out way ahead owning a TAX-FREE bond, since recently the ratio of return on TAXABLE U.S. Treasuries versus TAX-FREE municipals has been running ahead of what has normally been the case.

            What this means to you in dollars and cents is that when you take into consideration the effect of taxes you pay with a TAXABLE bond, you actually get to keep more of your return with the TAX-FREE investment.

            Let us show you the mathematics of how this works out. Let's suppose you purchase a $1,000 15-year U.S. Treasury bond yielding 5% and a $1,000 tax-free municipal bond with a maturity of 15 years yielding 4.4%.

Your investments would look as follows*:

                                  U.S. TREASURY        TAX-FREE
     Interest Income              $50.00               $44.00
     Federal Tax Bracket          28%                  28%
     Federal Tax Paid             $14.00               $-0-
     Net Income Retained          $36.00               $44.00

            Even though on the surface the U.S. Treasury appears to be yielding higher than the TAX-FREE municipal, once the effect of Federal taxes is taken into consideration, the TAX-FREE investment allows you to keep more money in your pocket. State taxes are not applicable to either investment.

            Obviously, investors in higher income tax brackets will obtain an even greater advantage.

            Given the desirability of making sure you have the right asset allocation with your investment money, the fact that there is an increased supply of high quality municipal bonds and a rising ratio of taxable vs. tax-free bonds, we believe it is fair to say that,

            "THE BEST THINGS IN LIFE CAN BE TAX-FREE."

            This is particularly true considering the high quality of the bonds in Tax-Free Trust of Arizona and the intermediate maturity of the overall portfolio of the Trust. Both these factors lend themselves to the kind of investment that allows you to "sleep well at night."

            You can be assured that all those associated with the management of your investment in Tax-Free Trust of Arizona are consistently working in your best interest. We very much value you as a shareholder and appreciate the confidence you have shown in the Trust.


Sincerely,

Lacy B. Herrmann
Chairman, Board of Trustees

  * The examples given, while realistic, are for illustrative purposes only, are strictly hypothetical in nature and do not represent the performance of any particular investment. For simplicity, a stable net asset value has been assumed over the life of each investment and the effect of dividend reinvestment was not taken into account. Of course, the actual rate of return and share price of a municipal bond fund, such as Tax-Free Trust of Arizona, will fluctuate with general interest rate changes. Thus, redemption price may be more or less than original purchase price.

TAX-FREE TRUST OF ARIZONA
STATEMENT OF INVESTMENTS
DECEMBER 31, 1998 (UNAUDITED)

           RATING
     FACE
          MOODY'S/
    AMOUNT         ARIZONA GENERAL OBLIGATION BONDS (29.6%)
            S&P            VALUE
$   750,000        Apache Co.,
                       5.100%, 7-1-99
           Baa/NR     $    756,487
                   Bullhead City Parkway Improvement District,
  1,055,000            6.100%, 1-1-11
           Baa/NR        1,126,212
  1,000,000            6.100%, 1-1-12
           Baa/NR        1,063,750
                   Chandler, Arizona,
    450,000            7.000%, 7-1-12, FGIC Insured
          Aaa/AAA          484,312
  2,000,000            5.125%, 7-1-14, MBIA Insured
          Aaa/AAA        2,047,500
                   Cochise Co. Unified School District No. 68
                     (Sierra Vista),
  1,000,000            6.000%, 7-1-06, FGIC Insured
          Aaa/AAA        1,072,500
  1,000,000            6.100%, 7-1-08, FGIC Insured
          Aaa/AAA        1,072,500
    925,000            5.750%, 7-1-09, FGIC Insured
          Aaa/AAA          989,750
                   Coconino Co. Unified School District No. 1
                     (Flagstaff),
  2,000,000            5.500%, 7-1-09, AMBAC Insured
          Aaa/AAA        2,145,000
                   Coconino & Yavapai Unified School District
                     (Sedona),
  1,000,000            5.900%, 7/1/07
           NR/A-         1,062,500
  1,000,000            5.700%, 7-1-07, FGIC Insured
          Aaa/AAA        1,060,000
                   Flagstaff, Arizona,
    500,000            6.300%, 7-1-06, FGIC Insured
          Aaa/AAA          522,500
  1,580,000            6.000%, 7-1-07, FGIC Insured
          Aaa/AAA        1,613,543
  1,000,000            5.000%, 7-1-12, FGIC Insured
          Aaa/AAA        1,023,750
                   Gila Co. Unified School District No. 10
(Payson),
    500,000            5.750%, 7-1-09, AMBAC Insured
          Aaa/AAA          539,375
                   Graham Co. Unified School District No. 1
(Safford),
    300,000            5.000%, 7-1-10, FGIC Insured
          Aaa/AAA          312,000
                   Graham Co. Unified School District No. 4
(Thatcher),
    400,000            5.000%, 7-1-10, FSA Insured
           Aaa/NR          418,000
                   LaPaz Co. Unified School District No. 27
(Parker),
    800,000            6.000%, 7-1-05
           Baa/NR          859,000
                   Maricopa Co. Elementary School District No. 1
                     (Phoenix),
    250,000            5.800%, 7-1-10, FSA Insured
          Aaa/AAA          270,938
  1,000,000            5.000%, 7-1-13, FSA Insured
          Aaa/AAA        1,021,250
                   Maricopa Co. Elementary School District No. 3
                     (Tempe),
    500,000            8.000%, 7-1-01
           A1/AA           551,875
  1,000,000            5.400%, 7-1-12, FGIC Insured
          Aaa/AAA        1,056,250
  1,780,000            6.000%, 7-1-13, AMBAC Insured
          Aaa/AAA        1,946,875
                   Maricopa Co. Unified School District No. 4
(Mesa),
  2,250,000            5.500%, 7-1-06, FGIC Insured
          Aaa/AAA        2,393,438
  2,150,000            5.400%, 7-1-09, FSA Insured
          Aaa/AAA        2,311,250
  3,100,000            5.000%, 7-1-09, FGIC Insured
          Aaa/AAA        3,247,250
    750,000            5.650%, 7-1-11, FGIC Insured
          Aaa/AAA          811,875
                   Maricopa Co. School District No. 8 (Osborn),
  1,945,000            6.100%, 7-1-05
            A1/A         2,180,831
                   Maricopa Co. Unified School District No. 9
                     (Wickenburg),
  1,030,000            5.600%, 7-1-15, AMBAC Insured
          Aaa/AAA        1,091,800
                   Maricopa Co. Unified School District No. 11
                     (Peoria),
    500,000            9.250%, 7-1-01, FGIC Insured
          Aaa/AAA          566,250
  2,000,000            6.100%, 7-1-10, AMBAC Insured
          Aaa/AAA        2,197,500
                   Maricopa Co. Elementary School District No. 28
                     (Kyrene),
  1,125,000            6.000%, 7-1-14, FGIC Insured
          Aaa/AAA        1,210,781
                   Maricopa Co. School District No. 31 (Balsz)
  1,000,000            5.375%, 7-1-12, AMBAC Insured
           NR/AAA        1,086,250
                   Maricopa Elementary School District No. 38
                     (Madison),
  1,350,000            5.400%, 7-1-11, FGIC Insured
          Aaa/AAA        1,429,312
  2,000,000            5.800%, 7-1-15, MBIA Insured
          Aaa/AAA        2,162,500
                   Maricopa Co. Unified School District No. 41
                     (Gilbert),
  1,750,000            6.250%, 7-1-15, FSA Insured
          Aaa/AAA        1,986,250
                   Maricopa Co. Unified School District No. 48
                     (Scottsdale),

    750,000            6.750%, 7-1-09, (pre-refunded)
           Aa2/AA          810,938
  1,000,000            5.000%, 7-1-14
           Aa2/AA        1,022,500
                   Maricopa Co. Elementary School District No. 68
                     (Alhambra),
  1,335,000            6.800%, 7-1-10, AMBAC Insured
          Aaa/AAA        1,434,871
                   Maricopa Co. Unified School District No. 69
                     (Paradise Valley),
  3,150,000            7.000%, 7-1-07
           A1/A+         3,626,438
  2,400,000            5.800%, 7-1-09, AMBAC Insured
          Aaa/AAA        2,700,000
  1,000,000            5.300%, 7-1-11, MBIA Insured
          Aaa/AAA        1,081,250
                   Maricopa Co. Unified School District No. 80
                     (Chandler),
    715,000            5.800%, 7-1-09, FGIC Insured (pre-refunded)
         Aaa/AAA          781,138
                   Maricopa Co. Unified School District No. 97
                     (Deer Valley),
  1,000,000            5.000%, 7-1-11, MBIA Insured
          Aaa/AAA        1,036,250
                   Maricopa Co. Unified School District No. 98
                     (Fountain Hills),
  1,000,000            5.750%, 7-1-12, AMBAC Insured
          Aaa/AAA        1,086,250
                   Maricopa Co. High School District No. 205
                     (Glendale Union),
  1,000,000            5.500%, 7-1-11, FGIC Insured
          Aaa/AAA        1,066,250
  5,000,000            5.700%, 7-1-14, FGIC Insured (pre-refunded)
         Aaa/AAA        5,506,250
                   Maricopa Co. High School District No. 210
                     (Phoenix Union),
  1,700,000            6.200%, 7-1-06, (pre-refunded)
           Aa3/AA        1,846,625
  3,000,000            5.450%, 7-1-08
           Aa3/AA        3,183,750
  1,000,000            5.375%, 7-1-13
           Aa3/AA        1,050,000
  2,000,000            5.700%, 7-1-15
           Aa3/AA        2,157,500
  2,500,000            5.500%, 7-1-17
           Aa3/AA        2,618,750
                   Maricopa Co. High School District No. 213
(Tempe),
  1,000,000            6.000%, 7-1-12, FGIC Insured
          Aaa/AAA        1,091,250
                   Mesa, Arizona
  1,425,000            5.700%, 7-1-08, MBIA Insured (pre-refunded)
         Aaa/AAA        1,551,469
  2,650,000            5.000%, 7-1-18, FGIC Insured
          Aaa/AAA        2,640,063
                   Mohave Co. Unified School District No. 1
                     (Lake Havasu),
  1,000,000            4.900%, 7-1-13, FGIC Insured
          Aaa/AAA        1,016,250
                   Navajo Co. Unified School District No. 10
                     (Show Low),
  1,000,000            5.250%, 7-1-16, FGIC Insured
           Aaa/NR        1,028,750
                   Navajo Co. Unified School District No. 32
                     (Blue Ridge),
    985,000            5.900%, 7-1-08, FSA Insured
          Aaa/AAA        1,081,038
    640,000            5.800%, 7-1-14, FGIC Insured
          Aaa/AAA          696,800
                   Phoenix, Arizona,
  1,040,000            7.500%, 7-1-03
           Aaa/AA        1,194,700
    900,000            5.600%, 7-1-11
          Aa1/AA+          965,250
  1,000,000            6.250%, 7/1-16
          Aa1/AA+        1,168,750
  1,240,000            6.250%, 7-1-17
          Aa1/AA+        1,449,250
  2,540,000            5.000%, 7-1-19
          Aa1/AA+        2,549,525
                   Pima Co. Unified School District No. 8 (Flowing
                     Wells),
  1,090,000            5.900%, 7-1-13, (pre-refunded)
            A/NR         1,219,438
                   Pima Co. Unified School District No. 12
(Sunnyside),
  1,250,000            5.500%, 7-1-10, MBIA Insured
          Aaa/AAA        1,332,812
                   Pinal Co. Unified School District No. 43
                     (Apache Junction),
  1,500,000            5.850%, 7-1-15, FGIC Insured
          Aaa/AAA        1,629,375
  1,000,000            5.000%, 7-1-15, FGIC Insured
          Aaa/AAA        1,010,000
                   Pinewood Sanitary District,
    605,000            6.500%, 7-1-09
           NR/NR*          643,569
                   Prescott, Arizona
  1,120,000            4.500%, 7-1-12
          Aaa/AAA        1,100,400
                   Prescott Valley Sewer Collection Improvement
                     District,
    500,000            7.900%, 1-1-12
          NR/BBB-          566,250
                   Santa Cruz Co. Unified School District No. 1
                     (Nogales),
    400,000             7.700%, 7-1-03, (pre-refunded)
          Aaa/AAA          442,000

                   Scottsdale, Arizona,
  1,000,000            5.500%, 7-1-10,
          Aa1/AA+        1,117,500
  1,250,000            6.000%, 7-1-14, (pre-refunded)
          Aa1/AA+        1,350,000
                   Tempe, Arizona,
  1,000,000            5.300%, 7-1-09
          Aa1/AA+        1,095,000
  1,450,000            6.000%, 7-1-10, (pre-refunded)
          Aa1/AA+        1,566,000
  1,290,000            5.400%, 7-1-11
          Aa1/AA+        1,415,775
    830,000            5.400%, 7-1-11
          Aa1/AA+          889,138
  2,270,000            4.500%, 7-1-14
          Aa1/AA+        2,193,388
                   Tucson, Arizona,
    500,000            5.750%, 7-1-09, FGIC Insured
          Aaa/AAA          545,000
  2,260,000            6.100%, 7-1-12, FGIC Insured
          Aaa/AAA        2,447,181
  2,500,000            5.750%, 7-1-20, (pre-refunded)
           Aa3/AA        2,775,000
                   Yavapai Co. Unified School District No. 28
                     (Camp Verde),
    500,000            6.000%, 7-1-08, FGIC Insured
          Aaa/AAA          551,250
                   Yuma, Arizona,
  2,000,000            6.125%, 7-1-12, AMBAC Insured (pre-refunded)
        Aaa/AAA        2,202,500
                     Total Arizona General Obligation Bonds
                       119,224,585


                   ARIZONA REVENUE BONDS (67.5%)
                   AIRPORT REVENUE BONDS (1.8%)
                   Phoenix Municipal Airport Authority,
    565,000            6.400%, 7-1-12, AMT, MBIA Insured
          Aaa/AAA          629,975
                   Phoenix Civic Improvement Corp. Airport Revenue
                     Bonds
  5,675,000            5.000%, 7-1-25, FSA Insured
          Aaa/AAA        5,639,531
                   Tucson Municipal Airport Authority,
  1,000,000            5.700%, 6-1-13, MBIA Insured
          Aaa/AAA        1,068,750
                     Total Airport Revenue Bonds
                         7,338,256

                   BASIC SERVICE REVENUE BONDS (14.1%)
                   Casa Grande Excise Tax Revenue Bonds,
    365,000            6.000%, 4-1-10, FGIC Insured
          Aaa/AAA          394,200
    440,000            5.200%, 4-1-17, MBIA Insured
          Aaa/AAA          447,700

                   Chandler Street & Highway User Revenue Bonds,
  1,300,000            5.400%, 7-1-13, MBIA Insured
          Aaa/AAA        1,369,875
  1,000,000            5.500%, 7-1-16
           A2/A+         1,030,000
                   Chandler Water & Sewer Revenue Bonds,
  2,015,000            6.250%, 7-1-13, FGIC Insured
          Aaa/AAA        2,193,831
                   Gilbert Water & Sewer Revenue Bonds,
  2,500,000            6.500%, 7-1-12, FGIC Insured
          Aaa/AAA        2,818,750
                   Mesa Utility System Revenue Bonds,
  4,000,000            5.375%, 7-1-12, FGIC Insured
          Aaa/AAA        4,210,000
  2,750,000            5.375%, 7-1-14, FGIC Insured
          Aaa/AAA        2,863,438
                   Phoenix Civic Improvement Corp. Water System
                     Revenue Bonds,
  1,690,000            6.000%, 7-1-03
          Aa3/AA-        1,835,763
  3,000,000            5.500%, 7-1-10, (pre-refunded)
          Aa3/AA-        3,258,750
  1,500,000            5.000%, 7-1-13
           Aa3/A         1,526,250
  1,500,000            5.400%, 7-1-14
          Aa3/AA-        1,565,625
  1,250,000            5.000%, 7-1-18
           Aa3/A         1,250,000
  2,315,000            6.000%, 7-1-19, (pre-refunded)
          Aa3/AA-        2,572,544
  2,250,000            5.375%, 7-1-22, MBIA Insured
          Aaa/AAA        2,306,250
                   Phoenix Street & Highway User Revenue Bonds,
  2,190,000            6.250%, 7-1-06
           A1/AA         2,376,150
  5,000,000            6.250%, 7-1-11
           A2/A+         5,368,750
  3,265,000            6.250%, 7-1-11, MBIA Insured
          Aaa/AAA        3,542,525
                   Pima County Sewer Revenue Bonds,
  2,000,000            6.750%, 7-1-15, FGIC Insured
          Aaa/AAA        2,155,000
                   Prescott Valley Water District Revenue Bonds,
  1,000,000            4.875%, 1-1-19, MBIA Insured+
           NR/AAA          980,000
                   Scottsdale Water & Sewer Revenue Bonds,
  2,170,000            4.500%, 7-1-20
           Aa1/AA        2,023,525
                   Scottsdale Preserve Authority Excise Tax Revenue
                     Bonds,
  1,890,000            5.625%, 7-1-18, FGIC Insured
          Aaa/AAA        1,996,312
                   Sedona Sewer Revenue Bonds,
    700,000            7.400%, 7-1-11, (pre-refunded)
           NR/AAA          753,375
  1,055,000            7.000%, 7-1-12
           NR/BBB        1,159,181

                   Sedona Wastewater Municipal Property Corp.
                     Revenue Bonds,
  2,000,000            5.000%, 7-1-19, MBIA Insured
           NR/AAA        1,992,500
                   Tucson Water System Revenue Bonds,
    500,000            7.000%, 7-1-10, MBIA Insured
          Aaa/AAA          514,700
  1,500,000            6.700%, 7-1-12, (pre-refunded)
           A1/A+         1,633,125
  2,370,000            5.750%, 7-1-18
           A1/A+         2,482,575
                     Total Basic Service Revenue Bonds
                        56,620,694

                   HOSPITAL REVENUE BONDS (7.9%)
                   Arizona Health Facilities (Northern Arizona
                     Healthcare System),
  1,000,000            5.250%, 10-1-16, AMBAC Insured
          Aaa/AAA        1,025,000
  1,350,000            4.750%, 10-1-30, AMBAC Insured
          Aaa/AAA        1,299,375
                   Arizona Health Facilities (Samaritan Health),
  2,500,000            5.625%, 12-1-15, MBIA Insured
          Aaa/AAA        2,634,375
                   Chandler Industrial Development Authority
                     (Ahwatukee Medical Facility),
    900,000            7.000%, 7-1-22
           NR/NR*          967,500
                   Maricopa Co. Industrial Development Authority
                     (Catholic Healthcare West)
            A2/A         1,983,650
  2,045,000            5.000%, 7-1-21
                   Maricopa Co. Industrial Development Authority
                     (Mercy Health Care System-St. Joseph's
Hospital)
    930,000            7.750%, 11-1-10
           NR/AAA        1,129,950
                   Maricopa Co. Industrial Development Authority
                     (Mayo Clinic)
  7,000,000            5.250%, 11-15-37
           NR/AA+        7,052,500
                   Mesa Industrial Development Authority
                     (Lutheran Health),
  1,000,000            5.000%, 1-1-19, MBIA Insured
          Aaa/AAA          995,000
                   Mohave Co. Industrial Development Authority
                     (Baptist Hospital),
  1,150,000            5.700%, 9-1-15, MBIA Insured
          Aaa/AAA        1,236,250
                   Phoenix Industrial Development Authority (John
C.
                     Lincoln Hospital),
  1,070,000            5.500%, 12-1-13, FSA Insured
          Aaa/AAA        1,146,238
                   Pima Co. Industrial Development Authority
                     (Tucson Medical Center),
  1,000,000            6.375%, 4-1-12, MBIA Insured
          Aaa/AAA        1,087,500
  1,000,000            5.000%, 4-1-15, MBIA Insured
          Aaa/AAA        1,003,750
                   Pima Co. Industrial Development Authority
                     (Healthpartners),
  1,000,000            5.625%, 4-1-14, MBIA Insured
          Aaa/AAA        1,075,000
                   Scottsdale Industrial Development Authority
                     (Scottsdale Memorial Hospital),
  2,000,000            6.500%, 9-1-03, AMBAC Insured
          Aaa/AAA        2,217,500
    530,000            6.500%, 9-1-06, AMBAC Insured
          Aaa/AAA          610,162
  2,000,000            5.500%, 9-1-12, AMBAC Insured
          Aaa/AAA        2,195,000
  2,020,000            6.125%, 9-1-17, AMBAC Insured
          Aaa/AAA        2,269,975
                   Yavapai Co. Industrial Development Authority
                     (Yavapai Regional Medical Center),
  1,130,000            5.125%, 12-1-13, FSA Insured
          Aaa/AAA        1,163,900
                   Yuma Co. Industrial Development Authority (Yuma
                     Regional Medical Center),
    500,000            5.850%, 8-1-08, MBIA Insured
          Aaa/AAA          563,125
                     Total Hospital Revenue Bonds
                        31,655,750

                   LEASE REVENUE BONDS (8.2%)
                   Arizona Certificates of Participation Lease
Revenue
                     Bonds,
    840,000            6.625%, 9-1-08, FSA Insured
          Aaa/AAA          905,100
  2,000,000            6.500%, 3-1-08, FSA Insured
          Aaa/AAA        2,167,500
                   Arizona Municipal Finance Program No. 20,
  1,300,000            7.700%, 8-1-10, BIGI Insured
          Aaa/AAA        1,642,875
                   Arizona Municipal Finance Program No. 34,
  1,000,000            7.250%, 8-1-09, MBIA Insured
          Aaa/AAA        1,250,000

                   Avondale Municipal Facilities Lease Revenue
Bonds,
    350,000            7.150%, 7-1-13, MBIA Insured
          Aaa/AAA          357,910
  1,185,000            5.200%, 7-1-13, MBIA Insured
          Aaa/AAA        1,220,550
                   Bullhead City Municipal Property Corp. Lease
                     Revenue Bonds,
  1,670,000            5.200%, 7-1-09, MBIA Insured
          Aaa/AAA        1,776,462
                   Cave Creek Certificates of Participation Lease
                     Revenue Bonds,
    365,000            5.750%, 7-1-19
          NR/BBB-          361,350
                   Glendale Municipal Property Corp. Lease Revenue
                     Bonds, MBIA Insured,
  1,000,000            7.000%, 7-1-09, MBIA Insured
          Aaa/AAA        1,025,910
                   Lake Havasu City Certificates of Participation
                     Lease Revenue Bonds,
    750,000            5.625%, 6-1-04, FGIC Insured
          Aaa/AAA          796,875
    500,000            7.000%, 6-1-05, FGIC Insured
          Aaa/AAA          537,500
                   Maricopa Co. Certificates of Participation Lease
                     Revenue Bonds,
  1,000,000            6.000%, 6-1-04
         Baa1/BBB+      1,056,250
                   Oro Valley Municipal Property Corp. Lease
                     Revenue Bonds,
  2,085,000            5.375%, 7-1-26, MBIA Insured
          Aaa/AAA        2,137,125
                   Phoenix Civic Improvement Revenue Bonds,
  1,890,000            6.300%, 7-1-14
           Aa/AA+        2,093,175
  1,500,000            6.000%, 7-1-14
          Aa2/AA+        1,629,375
                   Pinal Co. Certificates of Participation Lease
                     Revenue Bonds,
  1,180,000            6.250%, 6-1-04, (pre-refunded)
           NR/AA         1,275,875
                   Prescott Municipal Property Corp. Lease Revenue
                     Bonds,
  1,000,000            5.125%, 1-1-18, FGIC Insured
          Aaa/AAA        1,011,250
                   Scottsdale Municipal Property Corp. Lease
Revenue
                     Bonds,
  2,200,000            6.250%, 11-1-10, FGIC Insured
          Aaa/AAA        2,362,250
  2,620,000            6.250%, 11-1-14, FGIC Insured
          Aaa/AAA        2,832,875

                   Sierra Vista Municipal Property Corp Lease
Revenue
                     Bonds,
  1,265,000            5.000%, 1-1/18, AMBAC Insured
          Aaa/AAA        1,274,488
                   Tucson Certificate of Participation Lease
Revenue
                     Bonds,
  1,000,000            6.375%, 7-1-09
          Baa1/AA        1,091,250
                   Tucson Business Development Finance Corp.
  1,585,000            6.250%, 7-1-12, FGIC Insured
          Aaa/AAA        1,723,687
                   University of Arizona Certificates of
Participation
                     Lease Revenue Bonds,
  1,000,000            5.650%, 9-1-09, FSA Insured
          Aaa/AAA        1,078,750
                   Yuma Municipal Property Corp. Lease Revenue
                     Bonds,
  1,385,000            5.250%, 7-1-12, AMBAC Insured
          Aaa/AAA        1,435,206
                     Total Lease Revenue Bonds
                        33,043,588

                   MORTGAGE REVENUE BONDS (4.3%)
                   Maricopa Co. Industrial Development Authority
                     Multi Family Mortgage Revenue Bonds
                     (Advantage Point Project),
  1,000,000            6.500%, 7-1-16
            A/NR         1,175,000
                   Maricopa Co. Industrial Development Authority
                     Multi Family Mortgage Revenue Bonds
                     (Pines at Camelback Project),
    450,000            5.400%, 5-1-18
           NR/AA           455,062
                   Mohave Co. Industrial Development Authority
                     (Chris Ridge Village),
  1,040,000            6.250%, 11-1-16
           NR/AAA        1,137,500
                   Peoria Industrial Development Authority (Casa
Del
                     Rio),
  2,500,000            7.300%, 2-20-28
           NR/AAA        2,746,875
                   Phoenix Industrial Development Authority Single
                     Family Mortgage Revenue,
  1,310,000            6.300%, 12-1-12, AMT
           NR/AAA        1,398,425
  2,000,000            5.300%, 4-1-20, AMT
           NR/AAA        2,020,000
  1,000,000            5.350%, 6-1-20, AMT
           NR/AAA        1,017,500

                   Pima Co. Industrial Development Authority
                     (Broadway Proper),
    500,000            8.150%, 12-1-25
           NR/AA-          546,875
                   Pima Co. Industrial Development Authority Single
                     Family Mortgage Revenue,
    225,000            7.625%, 2-1-12
           A2/NR           235,125
    830,000            6.500%, 2-1-17
            A/NR           881,875
  1,185,000            6.750%, 11-1-27, AMT
           NR/AAA        1,263,506
  1,625,000            6.250%, 11-1-29, AMT
           NR/AAA        1,728,594
                   Scottsdale Industrial Development Authority
                     (Westminster Village),
  1,185,000            7.700%, 6-1-06
           NR/NR*        1,324,237
                   Tempe Industrial Development Authority
                     (Friendship Village),
  1,500,000            6.500%, 12-1-08
           NR/NR*        1,518,750
                     Total Mortgage Revenue Bonds
                        17,449,324

                   POLLUTION CONTROL REVENUE BONDS (6.3%)
                   Casa Grande Industrial Development Authority
                     (Frito Lay) Revenue Bonds,
    250,000            6.650%, 12-1-14
           A1/lNR          276,875
                   Coconino Co. Pollution Control (Nevada Power)
                     Revenue Bonds,
  3,500,000            5.350%, 10-1-22
          NR/BBB-        3,491,250
                   Gila Co. Pollution Control (Asarco) Revenue
Bonds
  2,000,000            5.550%, 1-1-27
          Baa2/BBB      1,975,000
                   Gilbert Industrial Development Authority
                     Wastewater Reclamation Facility Revenue Bonds,
    600,000            10.000%, 10-1-10, (pre-refunded)
           NR/NR*          670,500
  1,000,000            6.875%, 4-1-14
           NR/NR*        1,027,500
                   Greenlee Co. Pollution Control (Phelps Dodge)
                     Revenue Bonds,
  8,000,000            5.450%, 6-1-09
            A2/A         8,350,000
                   Mohave Co. Industrial Development Authority
                     (North Star Steel) Revenue Bonds,
  4,150,000            5.500%, 12-1-20, AMT
           NR/AA-        4,316,000
                   Navajo Co. Pollution Control Revenue Bonds
                     (Arizona Public Service),
  5,000,000            5.875%, 8-15-28, MBIA Insured
          Aaa/AAA        5,318,750
                     Total Pollution Control Revenue Bonds
                        25,425,875

                   UNIVERSITY REVENUE BONDS (10.5%)
                   Arizona Board of Regents-Arizona State
University
                     System Revenue Bonds,
  6,750,000            5.750%, 7-1-12
           A1/AA         7,087,500
  7,000,000            6.125%, 7-1-15
           A1/AA         7,437,500
  1,000,000            5.500%, 7-1-19
           A1/AA         1,015,000
  3,000,000            5.500%, 7-1-19, MBIA Insured
          Aaa/AAA        3,082,500
                   Arizona State University Research Park Revenue
                     Bonds,
  1,225,000            5.000%, 7-1-21, MBIA Insured
          Aaa/AAA        1,217,344
                   Arizona Board of Regents-Northern Arizona
                     University System Revenue Bonds,
  3,000,000            5.800%, 6-1-08, AMBAC Insured
          Aaa/AAA        3,206,250
  1,000,000            5.150%, 6-1-12, FGIC Insured
          Aaa/AAA        1,041,250
  3,000,000            5.200%, 6-1-13, FGIC Insured
          Aaa/AAA        3,108,750
                   Arizona Board of Regents-University of Arizona
                     System Revenue Bonds,
  2,750,000            6.250%, 6-1-11
           A1/AA         2,973,438
                   Arizona Educational Loan Mktg Corp.,
  1,000,000            6.000%, 9-1-01, AMT
           Aa/NR         1,041,250
    450,000            7.000%, 3-1-05, AMT
           Aa2/NR          486,000
  1,720,000            5.700%, 12-1-08, AMT
           Aa2/NR        1,769,450
                   Arizona Student Loan Revenue
    500,000            6.600%, 5-1-10
           Aa/NR           538,750

                   Glendale Industrial Development Authority
                     (American Graduate School),
    300,000            7.125%, 7-1-20, (pre-refunded)
           NR/AAA          354,375
  2,100,000            5.625%, 7-1-20, AMBAC Insured
           NR/AAA        2,226,000
                   Glendale Industrial Development Authority
                     (Midwestern University)
  2,250,000            5.375%, 5-15-28
          NR/BBB+        2,244,375
                   Pinal Co. Community College District Revenue
                     Bonds,
  1,680,000            5.100%, 7-1-14, AMBAC Insured
           Aaa/NR        1,719,900
                   Yavapai Co. Community College District Revenue
                     Bonds,
  1,070,000            5.400%, 7-1-10, FGIC Insured
          Aaa/AAA        1,122,162
    500,000            6.000%, 7-1-12
           NR/A-           525,625
                     Total University Bonds
                        42,197,419

                   UTILITY REVENUE BONDS (14.4%)
                   Arizona Power Authority (Hoover Dam Project)
                     Revenue Bonds,
  2,720,000            5.300%, 10-1-06, MBIA Insured
          Aaa/AAA        2,900,200
  8,500,000            5.375%, 10-1-13, MBIA Insured++
          Aaa/AAA        8,850,625
  2,425,000            5.250%, 10-1-17, MBIA Insured
          Aaa/AAA        2,467,438
                   Arizona Wastewater Management Authority
                     Revenue Bonds,
  1,700,000            6.800%, 7-1-11
          Aa1/AA+        1,876,375
  1,240,000            5.625%, 7-1-15, AMBAC Insured
          Aaa/AAA        1,340,750
                   Arizona Water Infrastructure Finance Authority
                     Revenue Bonds,
  2,000,000            5.000%, 7-1-17, MBIA Insured
          Aaa/AAA        2,002,500
                   Central Arizona Water Conservation District
                     Revenue Bonds,
  2,000,000            5.500%, 11-1-09
           A1/AA-        2,215,000
  1,000,000            5.500%, 11-1-10
           A1/AA-        1,103,750
  2,000,000            7.125%, 11-1-11, (pre-refunded)
           NR/AA-        2,165,000

                   Mohave Co. Industrial Development Authority
                     (Citizens Utility),
  3,000,000            7.050%, 8-1-20
           NR/AA-        3,146,100
                   Pima Co. Industrial Development Authority
(Tucson
                     Electric), Revenue Bonds,
  2,505,000            7.250%, 7-15-10, FSA Insured
          Aaa/AAA        2,780,550
                   Salt River Project Agricultural Improvement and
                     Power Revenue Bonds
  4,485,000            6.200%, 1-1-12
           Aa2/AA        4,821,375
    650,000            6.000%, 1-1-13
           Aa2/AA          695,500
  2,850,000            5.000%, 1-1-13, MBIA Insured
          Aaa/AAA        2,899,875
  1,000,000            5.125%, 1-1-18
           Aa2/AA        1,010,000
  8,500,000            6.250%, 1-1-19
           Aa2/AA        9,158,750
  5,730,000            6.250%, 1-1-27
           Aa2/AA        6,174,075
  1,000,000            5.500%, 1-1-28
           Aa2/AA        1,026,250
                   Santa Cruz Industrial Development Authority
                     (Citizens Utility),
  1,220,000            7.150%, 2-1-23, AMT
           NR/AA-        1,268,349
                     Total Utility Revenue Bonds
                        57,902,462
                     Total Arizona Revenue Bonds
                       271,633,368

                   ZERO COUPON BONDS (1.2%)
                   Maricopa Co. Industrial Development Authority
                     Single Family Mortgage Revenue Bonds,
  1,435,000            0.000%, 12-31-14
          Aaa/AAA          651,131
  2,590,000            0.000%, 12-31-16
          Aaa/AAA        1,071,612
                   Phoenix Industrial Development Authority Single
                     Family Mortgage Revenue,
  1,750,000            0.000%, 12-1-14
          Aaa/AAA          798,437
                   Sedona Wastewater Municipal Property Corp.
                     Revenue Bonds,
  2,210,000            0.000%, 7-1-24, MBIA Insured
           NR/AAA          599,463

                   Tucson & Pima Co. Single Family Mortgage
                     Revenue Bonds
  4,000,000            0.000%, 12-1-14
          Aaa/AAA        1,860,000
                   Total Zero Coupon Bonds
                         4,980,643

                   U.S TERRITORIAL BONDS (1.8%)
                   Guam Housing Development Corp. Single Family
                     Mortgage Revenue Bonds,
  1,000,000            5.350%, 9-1-18
           NR/AAA        1,021,250
                   Puerto Rico General Obligation Bonds,
  1,000,000            6.250%, 7-1-10
           Baa1/A        1,076,250
  1,500,000            6.350%, 7-1-10, (pre-refunded)
          Aaa/AAA        1,706,250
  2,035,000            6.450%, 7-1-17, (pre-refunded)
          Aaa/AAA        2,319,900
                   Puerto Rico Industrial, Medical & Environmental
                     Revenue Bonds,
  1,000,000            7.600%, 5-1-14, (Warner Lambert)
           Aa3/NR        1,041,640
                     Total U.S. Territorial Bonds
                         7,165,290

                      Total Investments (cost $377,805,196)**
100.1%                    403,003,886
                      Other assets in excess of liabilities
(0.1)                       (434,695)
                      Net Assets
100.0%                   $402,569,191


                      * Any security not rated has been determined by
                         the Investment Sub-Adviser to have
sufficient
                         quality to be ranked in the top four
credit
                         ratings if a credit rating were to be
assigned
                         by a rating service.

                      +  When-issued security.

                      ++ This security is pledged as collateral for the
                         Trust's when-issued commitments.

                      ** Cost for Federal tax purposes is
identical.


  See accompanying notes to financial statements.


TAX-FREE TRUST OF ARIZONA
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998 (UNAUDITED)

ASSETS
    Investments at value (cost $377,805,196)
                   $ 403,003,886
    Interest receivable
                       8,768,230
    Receivable for investment securities sold
                         215,026
    Receivable for Trust shares sold
                         177,797
    Other assets
                           4,221
    Total assets
                     412,169,160


LIABILITIES
    Payable for investment securities purchased
                       7,647,486
    Cash overdraft
                         935,105
    Dividends payable
                         467,923
    Payable for Trust shares redeemed
                         211,700
    Distribution fees payable
                         154,964
    Management fee payable
                         137,145
    Accrued expenses
                          45,646
    Total liabilities
                       9,599,969

NET ASSETS
                   $ 402,569,191

    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $.01 per share
                   $     371,069
    Additional paid-in capital
                     376,379,831
    Net unrealized appreciation on investments
                      25,198,690
    Accumulated net realized gain on investments
                       1,085,544
    Distributions in excess of net investment income
                        (465,943)

                   $ 402,569,191

CLASS A
    Net Assets
                   $ 401,118,575
    Capital shares outstanding
                      36,973,451
    Net asset value and redemption price per share
                   $       10.85
    Offering price per share (100/96 of $10.85 adjusted to nearest
cent)              $       11.30

CLASS C
    Net Assets
                   $   1,228,022
    Capital shares outstanding
                         112,993
    Net asset value and offering price per share
                   $       10.87
    Redemption price per share (*generally, a charge of 1% is
imposed
      on the proceeds of shares redeemed during the first 12 months after purchase.)
                   $      10.87*

CLASS Y
    Net Assets
                   $     222,594
    Capital shares outstanding
                          20,465
    Net asset value, offering and redemption price per share
                   $       10.88


  See accompanying notes to financial statements.


TAX-FREE TRUST OF ARIZONA
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME:
    Interest income
              $10,773,142

Expenses:
    Management fee (note 3)                                      $
   807,169
    Distribution and service fees (note 3)
    306,736
    Transfer and shareholder servicing agent fees
    136,000
    Trustees' fees and expenses
     40,500
    Shareholders'meeting, reports and proxy statements
     37,000
    Legal fees
     32,000
    Custodian fees
     19,027
    Audit and accounting fees
     16,000
    Registration fees and dues
     16,000
    Insurance
      3,500
    Miscellaneous
     30,928

  1,444,860

    Expenses paid indirectly (note 7)
    (12,890)
      Net expenses
                  1,431,970
      Net investment income
                  9,341,172

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain from securities transactions
  1,085,545
    Change in unrealized appreciation on investments
  1,462,540

    Net realized and unrealized gain on investments
                  2,548,085
    Net increase in net assets resulting from operations
                $11,889,257


  See accompanying notes to financial statements.



TAX-FREE TRUST OF ARIZONA
STATEMENTS OF CHANGES IN NET ASSETS
(UNAUDITED)


  SIX MONTHS ENDED         YEAR ENDED

     DEC. 31, 1998      JUNE 30, 1998

OPERATIONS:
    Net investment income
        $9,341,172        $19,038,232
    Net realized gain from securities transactions
         1,085,545          3,157,634
    Change in unrealized appreciation on investments
         1,462,540          7,837,854
      Change in net assets resulting from operations
        11,889,257         30,033,720

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
    Class A Shares:
    Net investment income
        (9,489,807)       (19,395,494)
    Net realized gain on investments
        (2,903,122)           (88,057)

    Class C Shares:
    Net investment income
           (18,757)           (18,434)
    Net realized gain on investments
            (8,159)              (178)

    Class Y Shares:
    Net investment income
            (4,056)              (837)
    Net realized gain on investments
            (1,607)               (13)
      Change in net assets from distributions
       (12,425,508)       (19,503,013)

CAPITAL SHARE TRANSACTIONS (NOTE 8):
    Proceeds from shares sold
        23,222,310         32,337,408
    Reinvested dividends and distributions
         5,133,034         10,338,428
    Cost of shares redeemed
       (19,989,901)       (50,403,313)
      Change in net assets from capital share transactions
         8,365,443         (7,727,477)
      Change in net assets
         7,829,192          2,803,230

NET ASSETS:
    Beginning of period
       394,739,999        391,936,769
    End of period
      $402,569,191       $394,739,999


See accompanying notes to financial statements.


TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)


1. ORGANIZATION

          Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity. They are not available to individual retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At December 31, 1998, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments in the Trust and are identical as to rights and privileges. They differ only with respect to the effect of sales charges, the distribution and/or service fees borne by the respective class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME:
Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

          Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

          Banc One Investment Advisors Corporation (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreem ent, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, maintains the Trust's accounting books and records, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annnual rate of 0.20 of 1% on the Trust's net assets.

          For the six months ended December 31, 1998, the Trust incurred fees for advisory and administrative services of $807,169.

          Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional
Information.

b) DISTRIBUTION AND SERVICE FEES:

            The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. ("the Distributor") including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended December 31, 1998, service fees on Class A Shares amounted to $301,827, of which the Distributor received $11,544.

            Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended December 31, 1998, amounted to $3,682. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended December 31, 1998, amounted to $1,227. The total of these payments with respect to Class C Shares amounted to $4,909, of which the Distributor received $3,725.

            Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

            Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Arizona, with the bulk of sales commissions inuring to such dealers. For the six months ended December 31, 1998, the Distributor received commissions of $105,742 on sales of Class A shares.

4. PURCHASES AND SALES OF SECURITIES

          During the six months ended December 31, 1998, purchases of securities and proceeds from the sales of securities aggregated $41,833,142 and $33,152,739, respectively.

          At December 31, 1998, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $25,352,574 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $153,884 for a net unrealized appreciation of $25,198,690.

5. PORTFOLIO ORIENTATION

          Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers' ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At December 31, 1998, the Trust had 1.8% of its net assets invested in five such municipal issues.

6. DISTRIBUTIONS
          The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

          The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

7. EXPENSES

          The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                SIX MONTHS ENDED
                  YEAR ENDED
                                                DECEMBER 31, 1998
                 JUNE 30, 1998

                                            SHARES
AMOUNT            SHARES            AMOUNT

CLASS A SHARES:
    Proceeds from shares sold            2,061,549     $
22,530,488         2,935,093     $  31,690,705
    Reinvested distributions               468,805
5,114,091           955,611        10,322,539
    Cost of shares redeemed             (1,820,393)
(19,880,002)       (4,666,468)      (50,385,170)
      Net change                           709,961
7,764,577          (775,764)       (8,371,926)

CLASS C SHARES:
    Proceeds from shares sold               48,463
529,751            54,652           591,078
    Reinvested distributions                 1,302
14,199             1,379            14,945
    Cost of shares redeemed                 (9,982)
(109,899)           (1,674)          (18,143)
      Net change                            39,783
434,051            54,357           587,880

CLASS Y SHARES:
    Proceeds from shares sold               14,822
162,071             5,112            55,625
    Reinvested distributions                   433
4,744                87               944
    Cost of shares redeemed                      -
-                 -                 -
      Net change                            15,255
166,815             5,199            56,569
Total transactions in Trust
    shares                                 764,999     $
8,365,443          (716,208)      $(7,727,477)



TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS
(UNAUDITED)


FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                  CLASS A(1)

                                               SIX MONTHS
                                                  ENDED
                     YEAR ENDED JUNE 30,
                                              DEC. 31, 1998
 1998          1997         1996        1995        1994

Net Asset Value, Beginning of Period                 $10.86
$10.58        $10.38       $10.37      $10.16      $10.84

Income from Investment Operations:
    Net investment income                              0.25
 0.52          0.53         0.55        0.56        0.57
    Net gain (loss) on securities
      (both realized and unrealized)                   0.08
 0.29          0.22         0.01        0.21       (0.60)

    Total from Investment Operations                   0.33
 0.81          0.75         0.56        0.77       (0.03)

Less Distributions (note 6):
    Dividends from net investment income              (0.26)
(0.53)        (0.55)       (0.55)      (0.56)      (0.57)
    Distributions from capital gains                  (0.08)
    -             -            -           -       (0.08)

    Total Distributions                               (0.34)
(0.53)        (0.55)       (0.55)      (0.56)      (0.65)

Net Asset Value, End of Period                       $10.85
$10.86        $10.58       $10.38      $10.37      $10.16

Total Return (not reflecting sales
      charge)(%)                                       3.05+
 7.83          7.36         5.49        7.89       (0.38)

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ thousands)                                 401,119
393,887       391,737      389,083     380,745     372,093
    Ratio of Expenses to Average Net
      Assets (%)                                       0.71*
 0.73          0.73         0.73        0.74        0.71
    Ratio of Net Investment Income to
      Average Net Assets (%)                           4.63*
 4.81          5.02         5.30        5.55        5.35
    Portfolio Turnover Rate (%)                        8.36+
19.68         19.98        27.37       34.44       31.20


The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net
      Assets (%)                                       0.71*
 0.72          0.72         0.72        0.74        0.70


(1) Designated as Class A Shares on April 1, 1996.

+   Not Annualized.

*   Annualized.


See accompanying notes to financial statements.





FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     CLASS C(1)
                                  CLASS Y(1)

                                   SIX MONTHS
     PERIOD(2)  SIX MONTHS                           PERIOD(2)
                                        ENDED
         ENDED       ENDED                               ENDED
                                     DEC. 31,     YEAR ENDED JUNE
30,    JUNE 30,    DEC. 31,     YEAR ENDED JUNE 30,     JUNE 30
                                         1998        1998
1997        1996        1998        1998        1997        1996
Net Asset Value, Beginning of Period   $10.88      $10.60
$10.38      $10.45      $10.89      $10.59      $10.38      $10.45

Income from Investment Operations:
    Net investment income                0.20        0.43
0.44        0.13        0.27        0.58        0.70        0.15
    Net gain (loss) on securities
      (both realized and unrealized)     0.08        0.29
0.23       (0.07)       0.07        0.31        0.21       (0.07)

    Total from Investment Operations     0.28        0.72
0.67        0.06        0.34        0.89        0.91        0.08

Less Distributions (note 6):
    Dividends from net investment
      income                            (0.21)      (0.44)
(0.45)      (0.13)      (0.27)      (0.59)      (0.70)      (0.15)
    Distributions from capital gains    (0.08)          -
 -           -       (0.08)          -           -           -

    Total Distributions                 (0.29)      (0.44)
(0.45)      (0.13)      (0.35)      (0.59)      (0.70)      (0.15)

Net Asset Value, End of Period         $10.87      $10.88
$10.60      $10.38      $10.88      $10.89      $10.59      $10.38

Total Return (not reflecting sales
      charge) (%)                        2.61+       6.90
6.64        0.57+       3.13+       8.63        9.10        0.76+

Ratios/Supplemental Data
    Net Assets, End of Period
      ($ thousands)                     1,228         797
200           6         223          57         0.1         0.1
    Ratio of Expenses to Average Net
      Assets (%)                         1.56*       1.57
1.58        0.40+       0.56*       0.58        0.58        0.15+
    Ratio of Net Investment Income to
      Average Net Assets (%)             3.73*       3.89
4.17        1.17+       4.78*       4.96        5.17        1.42+
    Portfolio Turnover Rate (%)          8.36+      19.68
19.98       27.37        8.36+      19.68       19.98       27.37


The expense ratios after giving effect to the expense offset for uninvested cash balnaces were:

    Ratio of Expenses to Average Net
      Assets (%)                         1.55*       1.56
1.57        0.40+       0.56*       0.57        0.57        0.15+


(1) New Class of Shares established on April 1, 1996.

(2) From April 1, 1996 to June 30, 1996.

+   Not annualized.

*   Annualized.


See accompanying notes to financial statements.
</TABALE>





SHAREHOLDER MEETING RESULTS (UNAUDITED)

The Annual Meeting of Shareholders of Tax-Free Trust of Arizona
(the "Trust") was held on October 24, 1998. The holders of shares representing 67% of the total net asset value of the shares entitled to vote were present in person or by proxy. At the meeting, the following matters were voted upon and approved by the shareholders (the resulting votes for each matter are presented below).



1.    To elect Trustees.


                                            NUMBER OF VOTES:
        TRUSTEE                             FOR
    WITHHELD

        Lacy B. Herrmann                    261,456,981.51
    2,045,865.15
        Arthur K. Carlson                   261,434,956.01
    2,067,890.65
        Thomas W. Courtney                  261,548,262.55
    1,954,584.10
        William L. Ensign                   261,548,262.55
    1,954,584.10
        Diana P. Herrmann                   261,548,262.55
    1,954,584.10
        John C. Lucking                     261,548,262.55
    1,954,584.10
        Anne J. Mills                       261,548,262.55
    1,954,584.10


2. To ratify the selection of KPMG Peat Marwick LLP as the Trust's independent auditors.

                                            NUMBER OF VOTES:
        FOR                                 AGAINST
    ABSTAIN

        256,912,968.96                      403,847.85
    6,186,019.00



PREPARING FOR YEAR 2000 (UNAUDITED)

            The Trustees and officers of the Trust have been monitoring issues involving preparedness for the turn of the century for some time in an effort to minimize or eliminate any potential impact upon the Trust and its shareholders. Our officers have focussed significant time and effort in order that the various computerized functions that could affect the Trust are ready by the beginning of the year 2000.

            The Trust is highly reliant on certain mission-critical suppliers' services. Each supplier of these services has provided the Trust's officers with assurances that it is actively addressing potential problems relating to the year 2000. The officers, in turn, are monitoring and will continue to monitor the progress of its suppliers.

            As you can well understand, we cannot directly control our supplier operations. We assure you, however, that we recognize a responsibility to inform our shareholders if in the future we become aware of any developments which would lead us to believe that the Trust will be significantly affected by year 2000 problems.

            We will continue to keep you up-to-date through future communications.